Related Parties (Narrative) (Detail)	1 Months Ended	12 Months Ended								3 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended			12 Months Ended		1 Months Ended			12 Months Ended								1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended								0 Months Ended	12 Months Ended		12 Months Ended
	Dec. 20, 2012 USD ($)	Dec. 31, 2012 USD ($)		Dec. 31, 2011 USD ($)		Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2012 6.25% Notes [Member]	Oct. 31, 2012 6.25% Notes [Member]	Dec. 31, 2012 Dr. Bloom [Member] USD ($)	Dec. 31, 2012 Dr. Bloom [Member] USD ($) D	Dec. 31, 2011 Dr. Bloom [Member] USD ($)	Sep. 16, 2011 Alkermes Plc [Member] USD ($)	Mar. 31, 2012 Alkermes Plc [Member] USD ($)	Mar. 13, 2012 Alkermes Plc [Member]	Sep. 16, 2011 Alkermes Plc [Member] USD ($)	Dec. 31, 2012 Alkermes Plc [Member] USD ($)	Dec. 31, 2011 Alkermes Plc [Member] USD ($)	Jan. 31, 2013 Alkermes Plc [Member] Subsequent Event [Member]	Feb. 06, 2013 Alkermes Plc [Member] Subsequent Event [Member] USD ($)	Dec. 31, 2012 Prothena [Member] USD ($)	Dec. 31, 2012 Prothena [Member] USD ($)	Dec. 31, 2012 Janssen AI [Member] USD ($)	Dec. 31, 2011 Janssen AI [Member] USD ($)	Dec. 31, 2010 Janssen AI [Member] USD ($)	Dec. 31, 2012 Mr. Martin [Member] USD ($)	Dec. 31, 2005 Mr. Martin [Member] USD ($)	Dec. 31, 2005 Mr. Martin [Member] Prior To Amended Employment Agreement Taking Effect [Member] USD ($)	Dec. 31, 2005 Mr. Martin [Member] After Amended Employment Agreement Taking Effect [Member]	Jun. 30, 2010 Mr. Martin [Member] After Amendment Employment Agreement Taking Effect [Member] USD ($)	Dec. 20, 2012 Mr. Martin [Member] Stock Options [Member] USD ($)	Dec. 31, 2012 Mr. Martin [Member] Stock Options [Member] USD ($)	Dec. 20, 2012 Mr. Martin [Member] RSUs [Member]	Dec. 31, 2012 Mr. Martin [Member] RSUs [Member]	Jun. 30, 2010 Mr. Martin [Member] Minimum [Member] After Amendment Employment Agreement Taking Effect [Member] USD ($)	Jun. 30, 2010 Mr. Martin [Member] Maximum [Member] After Amendment Employment Agreement Taking Effect [Member] USD ($)	Dec. 31, 2012 Dr. Selkoe [Member] USD ($) D Y	Dec. 31, 2011 Dr. Selkoe [Member] USD ($)	Dec. 31, 2012 Dr. Selkoe [Member] Quarterly [Member] USD ($)	Dec. 31, 2011 Dr. Selkoe [Member] Annually [Member] USD ($)	Dec. 31, 2010 Dr. Selkoe [Member] Annually [Member] USD ($)	Jun. 08, 2009 Director [Member]	Dec. 31, 2012 Director [Member] USD ($)	Sep. 17, 2010 Director [Member] USD ($)	Dec. 31, 2012 Mr. McLaughlin [Member] USD ($)	Dec. 31, 2012 Mr. McLaughlin [Member] EUR (€)	Dec. 31, 2011 Mr. McLaughlin [Member] USD ($)	Dec. 31, 2011 Mr. McLaughlin [Member] EUR (€)	Dec. 31, 2010 Mr. McLaughlin [Member] USD ($)	Dec. 31, 2012 Mr. McLaughlin [Member] 6.25% Notes [Member] USD ($)	Dec. 31, 2012 Mr. Hasler [Member] USD ($)
Related Party Transaction [Line Items]
Equity interest percentage						30.00%							25.00%	6.00%		25.00%	25.00%				18.00%	18.00%		49.90%													49.90%
Transition service fees for providing administrative, information technology and research and development services																	$ 300,000	$ 1,100,000							$ 3,700,000
Sublease rental income, received																							2,400,000	2,200,000	2,300,000
Total expense relating to equity-settled share based awards																							1,500,000	2,400,000	400,000
Cash received from divesture of business				500,000,000		4,300,000										500,000,000
Ordinary shares received from divesture of businesses													31,900,000	7,750,000		31,900,000
Carrying amount of equity method investment, less carrying value and transaction costs		14,000,000		675,800,000		209,000,000	235,000,000						528,600,000			528,600,000	528,600,000	527,900,000
Equity method investment closing share price													$ 16.57			$ 16.57
Ordinary shares sold														24,150,000	24,150,000		24,150,000		7,750,000
Net proceeds		380,900,000												380,900,000						169,700,000
Receivables from related party																		1,900,000
Number of shares issued																					3,200,000	3,200,000
Initial carrying value of available for sale investment																	126,500,000				22,900,000	22,900,000
Cash distribution to Prothena Corporation, plc	125,000,000	125,000,000
Service agreement period	2 years
Fixed charge to Prothena per year	500,000
Officers' compensation																												798,000		750,000					800,000	1,000,000															600,000
Ordinary shares with an exercise price per share																											$ 12.03
Officers' compensation, Shares		5,182,000		4,241,000																									750,000
Share grant to employee																															501,754	486,000	83,626	81,000																	375,000
Exercise price per share		$ 5.65	[1]	$ 6.22	[1]																										$ 13.36	$ 13.79
Vesting period		10 years																								2 years																									3 years
Labor and related expense																										50,000
Total invoiced value of services																																													1,300,000	70,800	200,000	11,800	300,000	1,100,000
Interest rate of Notes		6.25%						6.25%	6.25%																																									6.25%
Termination of consultancy arrangement																																							Jul. 01, 2015						Jun. 30, 2012	Jun. 30, 2012
Noninterest director fees																																					61,000		12,500	50,000	50,000
Date of termination in years																																					3
Agreement terminated upon written notice, in days											30																										30
Increase in fee payable																																							18,000
Received a fee in respect of services																																						1,600
Aggregate amount in settlement of all cost																																												300,000
Percentage of issued share capital																																										0.50%	3.00%
Legal expenses reimbursed																																											500,000
Payment of fees										$ 12,500	$ 50,000	$ 44,674

[1]	Weighted-average exercise price